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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18 th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18 th Floor
Seattle, Washington 98101
206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-775-3837

Date of fiscal year end:	March 31
Date of reporting period:	April 1, 2014 – June 30, 2014

Item 1. Schedule of Investments

Russell Exchange
Traded Funds Trust

Russell OneFund ETFs™

June 30, 2014

FUND
Russell Equity ETF

Russell Exchange Traded
Funds Trust

Russell Exchange Traded Funds
Trust is a series investment
company with a single investment
portfolio referred to as a Fund.

Russell Exchange Traded Funds Trust
Russell OneFund ETFs™
Quarterly Report
June 30, 2014 (Unaudited)
Table of Contents
Page
Russell Equity ETF	3
Notes to Quarterly Report	4
Frequency Distribution of Discounts and Premiums	7
Shareholder Requests for Additional Information	8

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell Investments.

Russell Exchange Traded Funds Trust
Russell Equity ETF

Schedule of Investments — June 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair Value
	Shares	$
Investments in Other ETFs - 99.3%
Consumer Discretionary Select Sector SPDR Fund	3,981	266
Consumer Staples Select Sector SPDR Fund	6,186	276
Energy Select Sector SPDR Fund	5,146	515
Financial Select Sector SPDR Fund	30,410	692
Health Care Select Sector SPDR Fund	6,377	388
Industrial Select Sector SPDR Fund	6,789	367
iShares Global Infrastructure ETF	6,360	282
iShares Micro-Cap ETF	585	45
iShares MSCI Canada ETF	6,052	195
iShares MSCI EAFE ETF	14,672	1,003
iShares MSCI EAFE Small-Cap ETF	7,039	373
iShares Russell 1000 Growth ETF	3,090	281
iShares Russell 2000 ETF	382	45
iShares Russell Mid-Cap ETF	1,776	289
Technology Select Sector SPDR Fund	23,564	904
Vanguard FTSE All-World ex-US ETF	17,655	923
Vanguard FTSE Developed Markets ETF	4,273	182
Vanguard FTSE Europe ETF	20,551	1,231
Vanguard FTSE Pacific ETF	8,776	546
Vanguard Mega Capital ETF	7,011	469
Total Investments in Other ETFs
(identified cost $8,335)		9,272
Short-Term Investments - 0.4%
Russell U. S. Cash Management Fund	33,367(∞)	33
Total Short-Term Investments
(identified cost $33)		33

Total Investments 99.7%
(identified cost $8,368)		9,305
Other Assets and Liabilities, Net - 0.3%		32
Net Assets - 100.0%		9,337

(∞) Unrounded units.

See accompanying notes which are an integral part of this quarterly report.

Russell Equity ETF 3

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Quarterly Report — June 30, 2014 (Unaudited)

1. Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET” or “Trust”) is a series investment company with a single investment portfolio, the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Russell Investment Management Company (“Adviser” or “RIMCo”) employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Fund issues and redeems shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying ETFs, at the last reported sale or settlement price.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads, or other market corroborated inputs.

4 Notes to Quarterly Report

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Quarterly Report, continued — June 30, 2014 (Unaudited)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company (“RFSC”), acting at the discretion of the Board of Trustees (the “Board”), that are used in determining the fair value of investments.

The levels associated with valuing the Fund’s investments were Level 1 for all investments, with the exception of the Russell U.S. Cash Management Fund which was Level 2.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying ETFs may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying ETFs have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying ETFs’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying ETFs’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying ETFs’ Statement of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments.

3. Related Party Transactions, Fees and Expenses

The Fund may also invest its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of March 31, 2014, the Fund had invested $33,367 in the Russell U.S. Cash Management Fund.

4. Federal Income Taxes

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Equity ETF
Cost of Investments	$8,368,150
Unrealized Appreciation	$936,996
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$936,996

5. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten Russell Investment Company funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global

Notes to Quarterly Report 5

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Quarterly Report, continued — June 30, 2014 (Unaudited)

Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves parties to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

6. Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

6 Notes to Quarterly Report

Russell Exchange Traded Funds Trust
Russell Equity ETF

Frequency Distribution of Discounts and Premiums — June 30, 2014 (Unaudited)

The chart below presents information about differences between the per share NAV of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Russell Equity ETF
	Number of	Percentage of
Premium/Discount Range	Days*	Total Days
Greater than 0.20% and less than or equal to 1.00%	18	1.72%
Greater than 0.05% and less than or equal to 0.20%	215	20.57%
Greater than -0.05% and less than or equal to 0.05%	432	41.35%
Greater than -0.20% and less than or equal to -0.05%	297	28.42%
Greater than -1.00% and less than or equal to -0.20%	83	7.94%
	1,045	100.00%

* Number of days are based on trading days.

Frequency Distribution of Discounts and Premiums 7

Russell Exchange Traded Funds Trust
Russell Equity ETF

Shareholder Requests for Additional Information — June 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2014 is available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, or (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

8 Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www. russelletfs. com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: August 18, 2014

By: /s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 18, 2014